Annual Operating Expenses {- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund AMCIZ PRO-12 - Fidelity® Small Cap Growth Fund	Sep. 29, 2022
Fidelity Small Cap Growth Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.84%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual operating expenses	1.29%
Fidelity Small Cap Growth Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.84%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.20%
Total annual operating expenses	1.54%
Fidelity Small Cap Growth Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.84%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.21%
Total annual operating expenses	2.05%
Fidelity Small Cap Growth Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.84%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	1.04%
Fidelity Small Cap Growth Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.84%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.90%

[1]

(a)The management fee is comprised of a basic fee of 0.67% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 2000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.